Organization and Principal Activities (Details) - Schedule of consolidated financial statements - VIE [Member] - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Condensed Financial Statements, Captions [Line Items]
Cash	$ 4,508,752	$ 322,598
Restrict cash	15,354	17,932
Amount due from non-VIE	1,914,828
Amount due from EZGO	316,524
Current assets of discontinued operation	91,997	750,784
Total current asset	23,880,044	16,316,861
Non-current asset	14,332,061	3,500,937
Total assets	38,212,105	19,817,798
Amount due to non-VIE	13,323,711
Amount due to EZGO	3,017,337
Current liabilities of discontinued operation	809,221	1,119,684
Total current liability	25,704,104	6,672,653
Total liabilities	25,704,104	6,672,653
Revenues	19,628,860	15,243,282	$ 1,371,201
Income (loss) from operations	(3,497,613)	71,966	775,863
Other income (loss), net	(75,873)	378,395	265,200
Net income (loss) from continuing operations	(2,677,940)	334,298	767,136
Income (loss) from discontinued operation, net of tax	(36,404)	(57,376)	1,424,301
Net income (loss)	(2,714,344)	276,922	2,191,437
Net income (loss) attributable to EZGO’s shareholders	(2,279,373)	147,174	1,738,123
Net cash (used in) provided by operating activities	(1,101,659)	4,024,769	(2,702,167)
Net cash used in investing activities	(12,952,082)	(3,349,847)	(1,922,326)
Net cash provided by (used in) financing activities	$ 18,157,942	$ (4,004,361)	$ 8,217,985